UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Shenkman Short Duration High Income Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

	Principal	Fair
	Amount	Value
BANK LOANS - 12.72%
AEROSPACE & DEFENSE - 0.45%
Sequa Corp. 5.25%, 06/19/2017 (a)	99,500	$99,914

AUTOMOTIVE - 0.69%
Goodyear Tire & Rubber Co., 4.75%, 04/30/2019 (a)	50,000	50,237
Tower Automotive Holdings USA LLC, 4.75%, 04/23/2020 (a)	100,000	101,063
		151,300

BEVERAGE & FOOD - 0.67%
Pinnacle Foods Finance LLC, 3.25%, 04/11/2020 (a)	149,625	148,952

CHEMICALS - 0.45%
US Coatings Acquisition, Inc., 4.75%, 02/03/2020 (a)	99,750	99,913

GAMING - 1.35%
MGM Resorts International, 3.50%, 12/20/2019 (a)	149,250	148,597
Station Casinos LLC, 5.00%, 04/01/2017 (a)	149,625	149,812
		298,409

GENERAL INDUSTRIAL MANUFACTURING - 1.13%
Apex Tool Group, 4.50%, 01/25/2020 (a)	149,625	149,924
Tomkins LLC, 5.00%, 11/05/2018 (a)	99,500	100,246
		250,170

HEALTHCARE - 0.68%
United Surgical Partners International, 4.75%, 04/03/2019 (a)	149,250	149,157

MEDIA - BROADCAST - 0.68%
FoxCo Acquisition Sub LLC, 5.50%, 07/14/2017 (a)	149,249	150,928

OIL & GAS - 0.46%
Chesapeake Energy Corp., 5.75%, 12/02/2017 (a)	100,000	101,438

PACKAGING - 0.68%
BWAY Holding Co., 4.50%, 08/07/2017 (a)	149,250	150,276

PRINTING & PUBLISHING - 0.45%
McGraw-Hill Global Education, 9.00%, 04/01/2019 (a)	99,750	98,341

SUPPORT - SERVICES - 2.71%
ARAMARK Corp., 4.00%, 08/13/2019 (a)	150,000	150,000
Asurion LLC, 4.50%, 05/24/2019 (a)	149,250	148,168
Bright Horizons Family Solutions LLC, 4.00%, 01/30/2020 (a)	149,250	149,978
Moneygram International LLC, 4.25%, 03/27/2020 (a)	149,625	150,280
		598,426

TECHNOLOGY - 0.91%
SunGard Data Systems, Inc., 4.50%, 01/01/2015 (a)	199,000	200,058

TELECOMMUNICATIONS - 1.13%
Consolidated Communications, 5.25%, 12/31/2018 (a)	99,500	100,420
Lightower Fiber Networks, 4.50%, 04/01/2020 (a)	150,000	149,345
		249,765

UTILITIES - 0.28%
Dynegy, Inc., 4.00%, 04/23/2020 (a)	61,538	61,231
TOTAL BANK LOANS (Cost $2,787,257)		2,808,278

CORPORATE BONDS - 84.99%
AEROSPACE & DEFENSE - 2.09%
Bombardier, Inc., 4.25%, 01/15/2016 (b)(c)	200,000	205,500
Sequa Corp., 7.00%, 12/15/2017 (c)	100,000	99,500
Spirit Aerosystems, Inc., 7.50%, 10/01/2017	150,000	157,500
		462,500

APPAREL & TEXTILES - 0.24%
Hanesbrands, Inc., 8.00%, 12/15/2016	49,000	52,185

AUTOMOTIVE - 3.46%
Cooper-Standard Automotive, Inc., 8.50%, 05/01/2018	100,000	106,500
General Motors Financial Company, Inc.
2.75%, 05/15/2016 (c)	150,000	147,844
3.25%, 05/15/2018 (c)	100,000	97,500
Jaguar Land Rover Automotive PLC, 7.75%, 05/15/2018 (b)(c)	150,000	162,750
Lear Corp., 7.88%, 03/15/2018	133,000	142,642
Tenneco, Inc., 7.75%, 08/15/2018	100,000	107,500
		764,736

BEVERAGE & FOOD - 3.00%
Constellation Brands, Inc., 7.25%, 05/15/2017	50,000	57,125
Cott Beverages, Inc., 8.13%, 09/01/2018	100,000	108,250
Dean Foods Co., 9.75%, 12/15/2018	150,000	170,250
Michael Foods Group, Inc., 9.75%, 07/15/2018	200,000	220,000
TreeHouse Foods, Inc., 7.75%, 03/01/2018	100,000	106,125
		661,750

Building & Construction - 0.23%
Lennar Corp., 4.75%, 12/15/2017	50,000	50,250

BUILDING MATERIALS - 0.97%
Interline Brands, Inc., 7.50%, 11/15/2018 (a)	100,000	105,500
Nortek, Inc., 10.00%, 12/01/2018	100,000	109,000
		214,500

CONSUMER PRODUCTS - 4.13%
Central Garden & Pet Co., 8.25%, 03/01/2018	50,000	50,875
Easton-Bell Sports, Inc., 9.75%, 12/01/2016	247,000	264,910
Griffon Corp., 7.13%, 04/01/2018	75,000	78,937
Jarden Corp., 7.50%, 05/01/2017	155,000	170,694
NBTY, Inc., 9.00%, 10/01/2018	100,000	109,250
Spectrum Brands, Inc., 9.50%, 06/15/2018	215,000	236,500
		911,166

FINANCE - 0.70%
Ally Financial, Inc.
4.63%, 06/26/2015	100,000	102,551
5.50%, 02/15/2017	50,000	52,454
		155,005

FOOD & DRUG - 1.36%
Stater Brothers Holdings, Inc., 7.75%, 04/15/2015	300,000	301,503

FORESTRY & PAPER - 1.18%
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/2017	145,000	153,700
Clearwater Paper Corp., 7.13%, 11/01/2018	100,000	107,500
		261,200

GAMING - 1.81%
MGM Resorts International, 6.63%, 07/15/2015	100,000	107,125
Penn National Gaming, Inc., 8.75%, 08/15/2019	75,000	82,500
Pinnacle Entertainment, Inc., 8.63%, 08/01/2017	200,000	209,250
		398,875

GENERAL INDUSTRIAL MANUFACTURING - 2.43%
CNH Capital LLC, 6.25%, 11/01/2016	200,000	214,000
SPX Corp.
7.63%, 12/15/2014	50,000	53,250
6.88%, 09/01/2017	50,000	54,250
Titan International, Inc., 7.88%, 10/01/2017 (c)	100,000	105,500
Tomkins LLC, 9.00%, 10/01/2018 (a)	100,000	109,500
		536,500

HEALTHCARE - 11.39%
Bausch & Lomb, Inc., 9.88%, 11/01/2015	197,000	203,403
Capella Healthcare, Inc., 9.25%, 07/01/2017	200,000	212,500
DaVita HealthCare Partners, Inc., 6.38%, 11/01/2018	100,000	104,625
Fresenius US Finance II, Inc., 9.00%, 07/15/2015 (c)	150,000	166,500
Grifols, Inc., 8.25%, 02/01/2018	225,000	243,000
HCA Holdings, Inc., 6.50%, 02/15/2016	175,000	189,000
MultiPlan, Inc., 9.88%, 09/01/2018 (c)	200,000	218,500
Service Corporation International, 7.00%, 06/15/2017	175,000	193,812
Universal Health Services, Inc,
7.00%, 10/01/2018	100,000	105,875
7.13%, 06/30/2016	100,000	110,750
Valeant Pharmaceuticals International, Inc.
6.50%, 07/15/2016 (c)	50,000	51,750
6.75%, 10/01/2017 (c)	150,000	156,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc., 8.00%, 02/01/2018	225,000	239,625
VPII Escrow Corp., 6.75%, 08/15/2018 (b)(c)	100,000	102,625
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/2018 (b)	200,000	217,000
		2,514,965

HOTELS - 0.58%
FelCor Lodging Trust, 10.00%, 10/01/2014	118,000	128,030

LEISURE & ENTERTAINMENT - 1.74%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
9.13%, 08/01/2018	100,000	109,500
Live Nation Entertainment, Inc., 8.13%, 05/15/2018 (c)	50,000	53,250
Royal Caribbean Cruises Ltd., 7.25%, 06/15/2016 (b)	200,000	221,000
		383,750

MEDIA - BROADCAST - 4.03%
Belo Corp., 8.00%, 11/15/2016	100,000	106,250
Gannett Co., Inc., 9.38%, 11/15/2017	50,000	53,375
LIN Television Corp., 8.38%, 04/15/2018	75,000	80,156
Nexstar Broadcasting Group, Inc., 8.88%, 04/15/2017	150,000	161,250
Sinclair Television Group, 9.25%, 11/01/2017 (c)	200,000	212,500
Sirius XM Radio, Inc., 8.75%, 04/01/2015 (c)	250,000	276,250
		889,781

MEDIA - CABLE - 4.88%
Cablevision Systems Corp., 8.63%, 09/15/2017	150,000	171,000
CCO Holdings LLC, 7.25%, 10/30/2017	144,000	153,180
DISH DBS Corp.
7.13%, 02/01/2016	100,000	108,750
4.25%, 04/01/2018 (c)	150,000	147,750
UPC Holdings B.V., 9.88%, 04/15/2018 (b)(c)	100,000	109,000
Videotron
6.38%, 12/15/2015 (b)	125,000	126,719
9.13%, 04/15/2018 (b)	100,000	105,125
Virgin Media Secured Finance PLC, 6.50%, 01/15/2018 (b)	150,000	154,875
		1,076,399

MEDIA - DIVERSIFIED & SERVICE - 4.93%
Inmarsat Finance PLC, 7.38%, 12/01/2017 (b)(c)	150,000	156,750
Intelsat Jackson Holdings SA, 8.50%, 11/01/2019 (b)	200,000	216,500
Lamar Media Corp., 7.88%, 04/15/2018	150,000	160,500
Nielsen Finance LLC/Nielsen Finance Co.
11.63%, 02/01/2014	150,000	157,875
7.75%, 10/15/2018	75,000	81,000
Quebecor Media, Inc., 7.75%, 03/15/2016 (b)	108,000	110,025
Telesat Canada/Telesat LLC, 6.00%, 05/15/2017 (b)(c)	200,000	204,750
		1,087,400

METALS & MINING EXCLUDING STEEL - 1.46%
FMG Resources
7.00%, 11/01/2015 (b)(c)	125,000	126,875
6.00%, 04/01/2017 (b)(c)	200,000	195,500
		322,375

NON-FOOD & DRUG RETAILERS - 2.51%
Jo-Ann Stores, Inc., 8.13%, 03/15/2019 (c)	100,000	102,500
Michaels Stores, Inc., 7.75%, 11/01/2018	200,000	215,000
Toys 'R' Us Property Co. I LLC, 10.75%, 07/15/2017	150,000	159,000
Toys 'R' Us Property Co. II LLC, 8.50%, 12/01/2017	75,000	78,281
		554,781

OIL & GAS - 7.48%
Berry Petroleum Co., 10.25%, 06/01/2014	150,000	159,000
CGG Veritas
9.50%, 05/15/2016 (b)	100,000	104,875
7.75%, 05/15/2017 (b)	150,000	153,000
Chesapeake Energy Corp.
9.50%, 02/15/2015	50,000	55,500
3.25%, 03/15/2016	75,000	74,813
Exterran Holdings, Inc., 7.25%, 12/01/2018	200,000	213,000

FTS International Services LLC/FTS International Bonds Inc.,
8.13%, 11/15/2018 (c)	150,000	156,375
Petrohawk Energy Corp., 10.50%, 08/01/2014	250,000	263,375
QEP Resources, Inc., 6.05%, 09/01/2016	150,000	157,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
7.88%, 10/15/2018	100,000	107,000
Whiting Petroleum Corp., 7.00%, 02/01/2014	50,000	51,375
WPX Energy, Inc., 5.25%, 01/15/2017	150,000	154,500
		1,650,313

PACKAGING - 2.46%
Berry Plastics Corp., 9.50%, 05/15/2018	100,000	109,250
BWAY Holding Co., 10.00%, 06/15/2018	100,000	110,000
Greif, Inc., 6.75%, 02/01/2017	200,000	221,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu.,
8.50%, 05/15/2018	100,000	103,500
		543,750

PRINTING & PUBLISHING - 0.92%
R.R. Donnelley & Sons Co., 4.95%, 04/01/2014	200,000	203,500

STEEL PRODUCERS & PRODUCTS - 0.50%
ArcelorMittal, 9.50%, 02/15/2015 (b)	100,000	109,625

SUPPORT - SERVICES - 4.88%
Avis Budget Group, 8.25%, 01/15/2019	150,000	163,875
Brickman Group Holdings, Inc., 9.13%, 11/01/2018 (d)	150,000	161,250
Interactive Data Corp., 10.25%, 08/01/2018	100,000	111,250
Safway Group Holdings, 7.00%, 05/15/2018 (c)	150,000	147,375
TransUnion LLC/TransUnion Financing Corp., 11.38%, 06/15/2018	250,000	278,125
West Corp., 8.63%, 10/01/2018	200,000	214,750
		1,076,625

TECHNOLOGY - 1.33%
CDW LLC/CDW Finance Corp., 8.50%, 04/01/2019	75,000	81,000
SunGard Data Systems, Inc., 7.38%, 11/15/2018	200,000	212,000
		293,000

TELECOMMUNICATIONS - 5.14%
CenturyLink, Inc., 6.00%, 04/01/2017	200,000	216,500
Cincinnati Bell, Inc., 8.25%, 10/15/2017	150,000	157,125
Frontier Communications Corp., 8.25%, 05/01/2014	5,000	5,250
MetroPCS Wireless, Inc., 7.88%, 09/01/2018	75,000	80,250
Paetec Holding Corp., 9.88%, 12/01/2018	150,000	166,500

Sprint Nextel Corp.
6.00%, 12/01/2016	100,000	105,750
9.13%, 03/01/2017	100,000	115,500
TW Telecom Holdings, Inc., 8.00%, 03/01/2018	175,000	186,375
Windstream Corp., 7.00%, 03/15/2019	100,000	100,500
		1,133,750

UTILITIES - 9.16%
AES Corp., 8.00%, 10/15/2017	200,000	226,000
Calpine Corp., 7.25%, 10/15/2017 (c)	200,000	209,500
El Paso Corp., 6.88%, 06/15/2014	200,000	210,796
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/2017	150,000	157,500
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 12/15/2018	150,000	161,250
GenOn Energy, Inc., 7.88%, 06/15/2017	200,000	213,500
NRG Energy, Inc., 7.63%, 05/15/2019	150,000	157,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
8.25%, 04/15/2018	100,000	104,750
Regency Energy Partners LP/Regency Energy Finance Corp.,
6.88%, 12/01/2018	150,000	158,625
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
7.50%, 10/01/2018	400,000	422,000
		2,021,421
TOTAL CORPORATE BONDS (Cost $18,957,832)		18,759,635

SHORT-TERM INVESTMENTS - 0.68%
Money Market Funds - 0.68%
Fidelity Government Portfolio - Institutional Class, 0.01% (e)	149,681	149,681
TOTAL SHORT-TERM INVESTMENTS (Cost $149,681)		149,681
Total Investments (Cost $21,894,770) - 98.39%		21,717,594
Other Assets in Excess of Liabiliies - 1.61%		354,460
TOTAL NET ASSETS - 100.00%		$22,072,054

(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2013
(b)	U.S. traded security of a foreign issuer
(c)	Rule 144A security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of
June 30, 2013 the value of these investments as $3,612,344 or 14.96% of net assets.
(d)	Illiquid security, a security may be considered illiquid if it lacks a readily available market.
As of June 30, 2013 the value of these investments was $161,250 or 0.73% of total net assets.
(e)	Rate shown is the 7-day yield as of June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$21,894,770
Gross unrealized appreciation	58,315
Gross unrealized depreciation	(235,491)
Net unrealized appreciation	$(177,176)

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.  Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at June 30, 2013 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Bank Loan Obligations - Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2013 (Unaudited):

	Level 1	Level 2	Level 3	Total
Bank Loan Obligations	$-	$2,808,278	$-	$2,808,278
Corporate Bonds	-	18,759,635	-	18,759,635
Short-Term Investments	149,681	-	-	149,681
Total Investments	$149,681	$21,567,913	$-	$21,717,594

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications. Transfers between levels are recognized at the end of the reporting period.  There were no transfers of securities between levels during the reporting period.  During the period ended June 30, 2013, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the
Fund during the period ended June 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 08/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 08/29/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  08/29/2013

* Print the name and title of each signing officer under his or her signature.